Shareholder Report, Line Graph (Details) 1014027_Franklin FTSE Taiwan ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Taiwan ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Taiwan ETF (NAV)
Accumulated Value	$ 19,639	$ 19,840	$ 16,279	$ 18,617	$ 17,123	$ 9,442	$ 9,763	$ 10,227	$ 10,000	$ 30,901
FTSE Taiwan Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Taiwan Index-NR
Accumulated Value	24,037	23,276	18,244	20,951	19,539	10,191	10,146	10,663	10,000	$ 41,985
FTSE Taiwan Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Taiwan Capped Index-NR
Accumulated Value	$ 20,389	$ 20,547	$ 16,838	$ 19,218	$ 17,622	$ 9,734	$ 10,062	$ 10,509	$ 10,000	$ 32,131